Share-Based Compensation - Schedule of Option Activity (Details) - $ / shares			3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation [Line Items]
Options, Balance at ending	2,537,602	1,335,078	2,378,173	2,537,602
Weighted Average Exercise Price, Balance at ending	$ 5.6	$ 0.23	$ 5.89	$ 5.6
Weighted Average Remaining Life (Years), Balance at ending	7 years 10 months 6 days	5 years 9 months 29 days	7 years 8 months 1 day	7 years 10 months 6 days
Options, Vested and expected to vest	2,537,602		2,378,173	2,537,602
Weighted Average Exercise Price, Vested and expected to vest	$ 5.6		$ 5.89	$ 5.6
Weighted Average Remaining Life (Years), Vested and expected to vest			7 years 8 months 1 day	7 years 10 months 6 days
Options, Exercisable at the end of the period	1,174,087		1,026,508	1,174,087
Weighted Average Exercise Price, Exercisable at the end of the period	$ 0.19		$ 0.18	$ 0.19
Weighted Average Remaining Life (Years), Exercisable at the end of the period			5 years 8 months 1 day	5 years 10 months 24 days
Options, Granted			0	1,371,415
Weighted Average Exercise Price, Granted			$ 0	$ 10.23
Options, Exercised			(147,579)	(160,991)
Weighted Average Exercise Price,, Exercised			$ 0.28	$ 0.48
Options, Forfeited			(11,850)	(7,900)
Weighted Average Exercise Price, Forfeited			$ 5.11	$ 10.23